RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
Disclosure of compensation for key management personnel [Table Text Block]
	Years ended December 31,
	2025	2024
Salaries and benefits	6,443	5,465
Post-employment benefits	1,139	880
Share-based compensation expense	20,462	7,543
	28,044	13,888